Schedule of Investments(a)
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.74%
Apparel Retail–0.53%
TJX Cos., Inc. (The)	26,160	$2,956,603
Apparel, Accessories & Luxury Goods–6.56%
Hermes International S.C.A. (France)	14,599	31,903,700
Moncler S.p.A. (Italy)	78,456	4,678,023
		36,581,723
Application Software–5.48%
Nice Ltd., ADR (Israel)(b)	74,264	13,441,784
Salesforce, Inc.	60,791	15,732,711
Synopsys, Inc.(b)	2,474	1,381,283
		30,555,778
Broadline Retail–8.42%
Amazon.com, Inc.(b)	210,869	39,428,286
JD.com, Inc., ADR (China)	286,010	7,547,804
		46,976,090
Financial Exchanges & Data–1.97%
S&P Global, Inc.	22,603	10,956,352
Health Care Equipment–7.79%
Boston Scientific Corp.(b)	66,695	4,927,426
Edwards Lifesciences Corp.(b)	99,439	6,269,629
IDEXX Laboratories, Inc.(b)	30,517	14,529,754
Stryker Corp.	54,053	17,699,655
		43,426,464
Hotels, Resorts & Cruise Lines–4.72%
Airbnb, Inc., Class A(b)	70,409	9,826,280
Amadeus IT Group S.A. (Spain)	250,269	16,482,922
		26,309,202
Industrial Gases–1.14%
Linde PLC	14,051	6,372,129
Interactive Media & Services–20.52%
Alphabet, Inc., Class A	240,050	41,178,177
Meta Platforms, Inc., Class A	116,179	55,165,274
Tencent Holdings Ltd. (China)	392,400	18,107,869
		114,451,320
Life Sciences Tools & Services–6.59%
Lonza Group AG (Switzerland)	21,126	14,067,997
Thermo Fisher Scientific, Inc.	36,982	22,682,540
		36,750,537
Movies & Entertainment–1.60%
Netflix, Inc.(b)	14,238	8,946,447
Shares		Value
Passenger Ground Transportation–4.29%
Uber Technologies, Inc.(b)	370,748	$23,902,124
Pharmaceuticals–6.44%
Eli Lilly and Co.	3,718	2,990,276
Novo Nordisk A/S, Class B (Denmark)	248,407	32,912,160
		35,902,436
Semiconductor Materials & Equipment–3.52%
ASML Holding N.V. (Netherlands)	17,115	15,936,997
BE Semiconductor Industries N.V. (Netherlands)	28,657	3,691,727
		19,628,724
Semiconductors–4.27%
Broadcom, Inc.	29,330	4,712,744
Infineon Technologies AG (Germany)	46,625	1,619,666
Marvell Technology, Inc.	114,146	7,645,499
NVIDIA Corp.	49,698	5,815,660
NXP Semiconductors N.V. (China)	15,198	3,999,506
		23,793,075
Specialty Chemicals–0.72%
Symrise AG (Germany)	32,018	4,035,272
Systems Software–7.10%
CrowdStrike Holdings, Inc., Class A(b)	53,377	12,381,329
Microsoft Corp.	13,683	5,724,283
ServiceNow, Inc.(b)	26,416	21,512,926
		39,618,538
Transaction & Payment Processing Services–8.08%
Adyen N.V. (Netherlands)(b)(c)	4,393	5,373,685
Mastercard, Inc., Class A	53,550	24,831,671
Visa, Inc., Class A	55,884	14,846,702
		45,052,058
Total Common Stocks & Other Equity Interests (Cost $287,918,769)		556,214,872
Money Market Funds–0.24%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e)	459,760	459,760
Invesco Treasury Portfolio, Institutional Class, 5.20%(d)(e)	853,833	853,833
Total Money Market Funds (Cost $1,313,593)		1,313,593
TOTAL INVESTMENTS IN SECURITIES–99.98% (Cost $289,232,362)		557,528,465
OTHER ASSETS LESS LIABILITIES—0.02%		113,628
NET ASSETS–100.00%		$557,642,093

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2024 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,046,863	$19,774,819	$(20,361,922)	$-	$-	$459,760	$21,411
Invesco Liquid Assets Portfolio, Institutional Class	747,833	13,342,802	(14,090,823)	(151)	339	-	15,395
Invesco Treasury Portfolio, Institutional Class	1,196,415	23,633,428	(23,976,010)	-	-	853,833	24,685
Total	$2,991,111	$56,751,049	$(58,428,755)	$(151)	$339	$1,313,593	$61,491

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$407,404,854	$148,810,018	$—	$556,214,872
Money Market Funds	1,313,593	—	—	1,313,593
Total Investments	$408,718,447	$148,810,018	$—	$557,528,465
Invesco Global Focus Fund